Finance Costs	12 Months Ended
Dec. 31, 2023
Finance Costs [Abstract]
Finance costs
17.
FINANCE COSTS

The following table summarizes the Company’s finance costs:

	Years Ended December 31,
	2023	2022
	$	$
Interest on convertible notes	22,623	20,496
Interest on credit facilities	-	335
Other	79	43
	22,702	20,874